Certain Risks and Concentration - Schedule of Consolidated Financial Information of VIEs and VIE's Subsidiaries - Balance sheet (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 404,275	$ 93,906	$ 81,906	$ 53,349
Short-term investments	29,427	40,993
Accounts receivable, net	28,921	35,275
Due from related parties	22	85
Deferred tax assets	2,091	1,185
Prepayments and other current assets	14,560	6,319
Copyrights related to content, current portion	16,013	16,018
Total current assets	495,309	193,781
Non-current assets:
Deferred tax assets	10,862	9,430
Property and equipment, net	17,519	20,208
Intangible assets, net	20,097	11,958
Goodwill	23,237
Prepayments for content copyrights	1,988	3,149
Other long-term prepayments	7,840	6,077
Total assets	580,362	244,403
Current liabilities:
Accounts payables	40,204	39,820
Due to a related party	84	225
Deferred revenue and income, current portion	28,294	29,352
Accrued liabilities and other payables	31,415	33,407
Total current liabilities	102,551	105,385
Non-currentliabilities:
Deferred revenue and income, non-current portion	7,294	9,190
Total liabilities	123,341	124,835
Variable Interest Entity, Primary Beneficiary [Member]
Current assets:
Cash and cash equivalents	43,849	50,663
Short-term investments	28,575	31,298
Accounts receivable, net	29,248	35,592
Due from related parties	6	85
Deferred tax assets	1,358	750
Prepayments and other current assets	10,819	11,403
Copyrights related to content, current portion	15,333	14,230
Total current assets	129,188	144,021
Non-current assets:
Equity method investments	5,498	2,949
Deferred tax assets	8,262	6,756
Property and equipment, net	17,481	20,116
Intangible assets, net	21,632	13,083
Goodwill	23,237
Prepayments for content copyrights	1,694	2,483
Other long-term prepayments	5,852	2,554
Total non-current assets	83,656	47,941
Total assets	212,844	191,962
Current liabilities:
Accounts payables	49,771	62,603
Due to a related party	84	225
Deferred revenue and income, current portion	28,083	29,352
Income tax payable	2,554	2,581
Accrued liabilities and other payables	86,323	49,265
Total current liabilities	166,815	144,026
Non-currentliabilities:
Deferred revenue and income, non-current portion	6,452	9,190
Total non-current liabilities	6,452	9,190
Total liabilities	$ 173,267	$ 153,216